Consolidated statements of shareholders' equity - USD ($) $ in Thousands	Number of ordinary shares and protected ordinary shares	Share capital and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Total
Balance at Dec. 31, 2019		$ 306,334	$ (157,763)	$ 238	$ 148,809
Balance, shares at Dec. 31, 2019	31,937,772
Share-based compensation		15,855	0	0	15,855
Exercise of share options, vested RSUs and ESPP		9,452	0	0	9,452
Exercise of share options, vested RSUs and ESPP (shares)	1,605,208
Issuance of ordinary shares in connection with follow on offering, net of issuance costs		129,853	0	0	129,853
Issuance of ordinary shares in connection with follow on offering, net of issuance costs (shares)	2,300,000
Equity component of convertible notes, net of issuance costs		99,190	0	0	99,190
Purchase of capped call		(43,240)	0	0	(43,240)
Net loss		0	(14,810)	0	(14,810)
Other comprehensive income		0	0	294	(294)
Balance at Dec. 31, 2020		517,444	(172,573)	532	345,403
Balance, shares at Dec. 31, 2020	35,842,980
Share-based compensation		55,654	0	0	55,654
Exercise of share options, vested RSUs and ESPP		12,137	0	0	12,137
Exercise of share options, vested RSUs and ESPP (shares)	918,128
Equity awards assumed for acquisition		313	0	0	313
Net loss		0	(65,012)	0	(65,012)
Other comprehensive income		0	0	(1,627)	(1,627)
Balance at Dec. 31, 2021		585,548	(237,585)	(1,095)	346,868
Balance, shares at Dec. 31, 2021	36,761,108
Share-based compensation		72,029	0	0	72,029
Exercise of share options, vested RSUs and ESPP		7,447	0	0	$ 7,447
Exercise of share options, vested RSUs and ESPP (shares)	776,455				282,479
Cumulative effect of adopting ASU		(99,190)	21,033	0	$ (78,157)
Net loss		0	(71,487)	0	(71,487)
Other comprehensive income		0	0	(10,968)	(10,968)
Balance at Dec. 31, 2022		$ 565,834	$ (288,039)	$ (12,063)	$ 265,732
Balance, shares at Dec. 31, 2022	37,537,563